Loss Per Share - Additional Information (Details) - Hoya Intermediate, LLC	12 Months Ended
Dec. 31, 2021 shares
Class A Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	24,652,569
Exercise Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	34,000,000
Hoya Intermediate Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	4,000,000
Shares of Class B common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	118,200,000
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	1,378,111
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive common equivalent units	4,061,486